SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST (Details) - USD ($) $ in Thousands		Dec. 31, 2022	May 05, 2021
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Cash consideration		$ 16,958
Total consideration - cash		16,958
NESR ordinary share consideration		$ 12,013
NESR ordinary share consideration, shares		2,237,000
Total consideration - equity	[1]	$ 12,013
Total consideration - equity, shares	[1]	2,237,000
Cash Earn-Out		$ 5,301
Additional Earn-Out Shares		$ 6,377
Additional Earn-Out Shares, shares
Total estimated earn-out mechanisms		$ 11,678
Total estimated earn-out mechanisms, shares
Total consideration		$ 40,649
Total consideration shares		2,237,000
Action Sale and Purchase Agreement [Member]
Business Acquisition [Line Items]
Cash consideration			$ 36,767
Deferred cash consideration			16,935
Total consideration - cash			53,702
First Earn-Out			2,716
Second Earn-Out			3,635
Third Earn-Out
Total estimated earn-out mechanisms			6,351
Total consideration			$ 60,053

[1]	The fair value of NESR ordinary shares was determined based upon the $5.37 per share closing price of NESR ordinary shares on June 1, 2020, the acquisition date of the SAPESCO Business Combination. Control was transferred by agreement with the selling shareholders of SAPESCO.